EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Components of Net Pension and Post-retirement Expense (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018
Pension
Components of net expense:
Estimated return on plan assets	$ (84.6)	$ (86.6)	$ (112.6)	$ (119.6)
Service cost	11.3	40.3	52.4	49.8
Interest cost	62.0	66.0	85.8	88.3
Amortization of prior service cost	0.3	0.0	0.1	0.1
Amortization of net actuarial (gain) loss	0.4	(4.8)	(6.3)	0.4
Collington acquisition			0.0	0.0
Gain due to settlement accounting			0.0	(25.4)
Loss due to curtailment accounting			0.1	0.0
Net expense (benefit)	(10.6)	14.9	19.5	(6.4)
Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)			109.4	(138.6)
Gain due to settlement accounting			0.0	25.4
Loss due to curtailment accounting			(0.1)	0.0
Amortization of net actuarial gain (loss)			6.3	(0.4)
Prior service cost			3.1	0.0
Amortization of prior service cost			(0.1)	(0.1)
Total recognized in Other comprehensive (loss) income			118.6	(113.7)
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income			138.1	(120.1)
Other Post-Retirement Benefits
Components of net expense:
Estimated return on plan assets	0.0	0.0	0.0	0.0
Service cost	0.4	0.8	1.0	1.0
Interest cost	0.5	0.4	0.5	0.9
Amortization of prior service cost	2.8	2.8	3.7	3.7
Amortization of net actuarial (gain) loss	(0.3)	(0.2)	(0.2)	(0.1)
Collington acquisition			0.0	0.0
Gain due to settlement accounting			0.0	0.0
Loss due to curtailment accounting			0.0	0.0
Net expense (benefit)	$ 3.4	$ 3.8	5.0	5.5
Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)			(2.4)	(4.5)
Gain due to settlement accounting			0.0	0.0
Loss due to curtailment accounting			0.0	0.0
Amortization of net actuarial gain (loss)			0.2	0.1
Prior service cost			0.0	0.0
Amortization of prior service cost			(3.7)	(3.7)
Total recognized in Other comprehensive (loss) income			(5.9)	(8.1)
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income			$ (0.9)	$ (2.6)